Lease operations - Lessee	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Lease operations - Lessee	Lease operations - Lessee
The accounting policy on lease operations (lessee) is presented in Note 2c VII.
During the period ended 12/31/2025, total cash outflow with lease amounted to R$ 943 and lease agreements in the amount of R$ 520 were renewed. There are no relevant sublease agreements.
Total liabilities in accordance with remaining contractual maturities, considering their undiscounted flows, are presented below:

	12/31/2025	12/31/2024
Up to 3 months	204	244
3 months to 1 year	671	716
1 to 5 years	2,531	2,728
Over 5 years	1,314	1,348
Total financial liability	4,720	5,036
Lease amounts recognized in the Consolidated Statement of Income:

	01/01 to 12/31/2025	01/01 to 12/31/2024	01/01 to 12/31/2023
Sublease revenues	36	34	26
Depreciation expenses	(683)	(710)	(863)
Interest expenses	(369)	(261)	(367)
Lease expenses for low value assets	(98)	(95)	(104)
Variable expenses not included in lease liabilities	(42)	(51)	(57)
Total	(1,156)	(1,083)	(1,365)
In the periods from 01/01 to 12/31/2025, from 01/01 to 12/31/2024 and from 01/01 to 12/31/2023, there was no impairment adjustment.